The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount	Market Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 92.4%
FHLMC Multifamily - 27.1%
2021-P009, 1.13%, 01/25/2031	$248,942	$234,702
K123, 1.62%, 12/25/2030	1,500,000	1,337,241
2021-P009, 1.88%, 01/25/2031	1,000,000	901,755
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	887,634
K141, 2.25%, 02/25/2032	4,800,000	4,291,548
K145, 2.65%, 11/25/2031	1,697,855	1,611,726
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,812,669
2022-P013, 2.76%, 02/25/2032 (a)	2,000,000	1,827,131
M071, 3.97%, SOFR30A + 0.300%, 08/15/2040 (a)	3,915,345	3,894,696
K158, 4.05%, 07/25/2033	5,200,000	5,065,401
K556, 4.16%, SOFR30A + 0.490%, 12/25/2030 (a)	4,999,944	4,994,115
K540, 4.19%, SOFR30A + 0.520%, 11/25/2029 (a)	997,865	995,567
K542, 4.20%, SOFR30A + 0.530%, 01/25/2030 (a)	1,997,238	1,993,425
KF169, 4.23%, SOFR30A + 0.560%, 11/25/2035 (a)	1,500,000	1,508,708
KF141, 4.24%, SOFR30A + 0.570%, 07/25/2032 (a)	3,366,864	3,379,010
KF164, 4.24%, SOFR30A + 0.570%, 10/25/2034 (a)	859,059	857,938
K526, 4.27%, SOFR30A + 0.600%, 06/25/2029 (a)	2,991,965	2,990,616
KF168, 4.28%, SOFR30A + 0.610%, 08/25/2035 (a)	999,989	1,002,771
2025-ML31, 4.28%, 06/25/2042 (a)	1,995,156	2,040,822
177, 4.30%, 01/25/2036 (a)	3,000,000	2,924,108
KJ53, 4.37%, SOFR30A + 0.700%, 10/25/2034 (a)	2,902,877	2,899,730
K761, 4.40%, 06/25/2032 (a)	2,000,000	2,000,455
K171, 4.40%, 06/25/2035 (a)	3,300,000	3,250,912
2025-ML29, 4.40%, 01/25/2043 (a)	1,988,148	2,068,500
K547, 4.42%, 05/25/2030 (a)	2,000,000	2,012,587
2025-ML30, 4.44%, 07/25/2042 (a)	2,982,685	3,109,470
K760, 4.55%, 01/25/2032 (a)	1,000,000	1,009,447
K172, 4.58%, 08/25/2035 (a)	5,000,000	4,990,107
Q030, 4.61%, SOFR30A + 0.940%, 01/25/2044 (a)	2,913,662	2,907,308
2024-P016, 4.62%, 09/25/2033 (a)	1,000,000	1,005,391
Q027, 4.66%, 08/25/2031	2,000,000	2,006,866

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
K169, 4.66%, 12/25/2034 (a)	$1,000,000	$1,006,448
K759, 4.80%, 01/25/2032 (a)	6,500,000	6,639,225
K170, 5.00%, 02/25/2035 (a)	7,800,000	8,031,000
		87,489,029

FHLMC Single Family - 15.7%
Pool RA5346, 2.00%, 05/01/2051	898,491	734,534
Pool Q41874, 3.00%, 07/01/2046	901,952	819,184
Pool RA1853, 3.00%, 12/01/2049	547,600	489,554
Pool WA4823, 3.08%, 02/01/2050	5,531,751	4,217,642
Pool WA0500, 3.48%, 03/01/2047	2,199,738	1,903,707
Pool WN5283, 3.85%, 09/01/2029	2,000,000	1,975,671
Pool WA3194, 3.90%, 07/01/2037	1,437,070	1,344,884
Pool WN2253, 4.00%, 09/01/2032	1,000,000	972,216
Pool WA4839, 4.00%, 01/01/2054	1,616,125	1,358,635
Pool WA3283, 4.09%, 06/01/2039	2,455,977	2,295,546
Pool WN5065, 4.20%, 08/01/2029	2,000,000	1,997,680
Pool WN5231, 4.25%, 02/01/2030	3,000,000	2,999,129
Pool WA1648, 4.50%, 04/01/2035	990,234	983,235
Pool RJ5624, 4.50%, 12/01/2055	854,272	829,025
Pool WN5213, 4.75%, 01/01/2030	998,485	1,002,386
Pool WA2241, 4.75%, 11/01/2040	5,425,281	5,406,687
Pool WN0179, 4.75%, 01/01/2045	4,000,000	3,789,642
Pool WS4017, 4.95%, 07/01/2040	1,473,310	1,460,519
Pool RJ5623, 5.00%, 12/01/2055	1,095,536	1,089,767
Pool RJ5636, 5.00%, 12/01/2055	693,317	686,176
Pool RJ5639, 5.00%, 12/01/2055	741,010	737,678
Pool RJ5640, 5.00%, 12/01/2055	1,146,470	1,140,433
Pool RJ5691, 5.00%, 01/01/2056	594,238	591,407
Pool RJ5959, 5.00%, 01/01/2056	1,009,568	1,002,853
Pool RJ5960, 5.00%, 01/01/2056	1,841,911	1,842,702
Pool RJ5695, 5.00%, 02/01/2056	574,366	572,315
Pool RJ5723, 5.00%, 03/01/2056	1,018,626	1,014,046

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
Pool RJ6299, 5.00%, 03/01/2056	$1,062,552	$1,060,719
Pool WA4853, 5.25%, 05/01/2055	994,499	966,623
Pool RJ5015, 5.50%, 10/01/2055	1,828,706	1,863,439
Pool RJ5178, 5.50%, 11/01/2055	577,181	585,743
Pool RJ5637, 5.50%, 12/01/2055	605,498	615,147
Pool RJ5638, 5.50%, 12/01/2055	539,040	547,630
Pool RJ5724, 5.50%, 02/01/2056	548,316	556,858
Pool RJ0241, 6.00%, 10/01/2053	558,438	579,482
Pool RJ2692, 6.00%, 09/01/2054	651,136	672,557
		50,705,451

FNMA Multifamily - 1.5%
2023-M5, 4.40%, 07/25/2033 (a)	5,000,000	4,957,488

FNMA Single Family - 22.8%
Pool BL7673, 1.57%, 08/01/2037	1,794,682	1,369,983
Pool BS0345, 1.61%, 01/01/2036	883,497	705,540
Pool BS4297, 1.99%, 08/01/2027	218,091	212,018
Pool CA7479, 2.00%, 10/01/2050	330,247	268,195
Pool CA8444, 2.00%, 12/01/2050	774,980	635,223
Pool CB0268, 2.00%, 04/01/2051 (b)	2,800,970	2,289,887
Pool BT0120, 2.00%, 05/01/2051	1,017,040	831,430
Pool CB2317, 2.00%, 12/01/2051	993,825	807,287
Pool CB2738, 2.50%, 01/01/2052	4,297,781	3,636,493
Pool CB2739, 2.50%, 01/01/2052	579,528	493,992
Pool CB2830, 2.50%, 02/01/2052	928,970	792,698
Pool BC0962, 3.00%, 06/01/2046	220,248	202,196
Pool AS7476, 3.00%, 07/01/2046	328,282	298,365
Pool AS7647, 3.00%, 07/01/2046	532,644	485,438
Pool AS7653, 3.00%, 07/01/2046	822,208	741,916
Pool AN5657, 3.30%, 07/01/2032	328,674	311,884
Pool AN7888, 3.30%, 12/01/2034	3,150,292	2,894,145
Pool AS8734, 3.50%, 01/01/2047	525,089	490,755

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
Pool BS6491, 3.75%, 08/01/2032	$2,444,000	$2,363,122
Pool CA1985, 4.00%, 06/01/2048	224,135	214,285
Pool BS8180, 4.08%, 04/01/2028	990,246	988,045
Pool BZ4203, 4.26%, 06/01/2030	1,000,000	1,000,131
Pool BZ5493, 4.35%, 11/01/2030	2,574,000	2,583,925
Pool BZ4388, 4.41%, 07/01/2032	1,000,000	1,001,142
Pool BZ3372, 4.43%, 03/01/2030	2,000,000	2,008,621
Pool BZ2242, 4.50%, 11/01/2034	4,939,697	4,921,059
Pool BS7623, 4.52%, 01/01/2033	5,000,000	5,017,652
Pool BZ3883, 4.54%, 05/01/2032	1,300,000	1,307,709
Pool BZ1150, 4.55%, 06/01/2031	400,000	403,896
Pool BZ4222, 4.69%, 06/01/2030	1,981,300	2,007,608
Pool BZ3471, 4.71%, 04/01/2032	1,000,000	1,010,871
Pool BZ6128, 4.80%, 01/01/2036	1,346,823	1,355,704
Pool BS7108, 4.83%, 12/01/2032	2,644,040	2,704,401
Pool BZ0567, 4.94%, 05/01/2034	1,000,000	1,021,141
Pool CC1630, 5.00%, 12/01/2055	1,899,644	1,898,998
Pool CC2113, 5.00%, 02/01/2056	1,924,412	1,923,757
Pool CC2114, 5.00%, 02/01/2056	1,062,384	1,055,318
Pool CC2144, 5.00%, 03/01/2056	1,006,085	1,002,800
Pool CC2146, 5.00%, 03/01/2056	1,086,542	1,077,977
Pool CC2272, 5.00%, 03/01/2056	3,085,204	3,079,880
Pool CC2299, 5.00%, 04/01/2056	1,364,315	1,353,560
Pool BZ0271, 5.05%, 01/01/2040	1,973,393	2,017,972
Pool BZ0597, 5.10%, 03/01/2040	1,977,356	2,024,274
Pool BS8987, 5.15%, 07/01/2040	1,075,562	1,087,752
Pool CB7245, 5.50%, 09/01/2053	750,638	764,939
Pool CB8111, 5.50%, 03/01/2054	1,209,043	1,232,481
Pool CC1382, 5.50%, 10/01/2055	1,236,662	1,259,394
Pool CC2307, 5.50%, 03/01/2056	2,323,234	2,374,465
Pool CB7935, 6.00%, 01/01/2054	824,526	854,801
Pool CB8085, 6.00%, 02/01/2054	849,353	880,021

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
Pool CB9112, 6.00%, 08/01/2054	$1,044,172	$1,082,514
Pool CC1359, 6.00%, 10/01/2055	1,198,853	1,245,778
		73,593,438
FRESB Multifamily - 4.8%
2020-SB77, 1.12%, 06/25/2040 (a)	1,360,126	1,306,736
2021-SB84, 1.49%, 01/25/2031 (a)	1,572,307	1,385,372
2021-SB93, 1.50%, 09/25/2041 (a)	829,152	817,209
2021-SB93, 1.60%, 10/25/2028 (a)	775,920	727,773
2020-SB71, 2.21%, 12/25/2029 (a)	1,161,411	1,075,876
2020-SB71, 2.25%, 12/25/2039 (a)	727,816	663,212
2019-SB68, 2.42%, 09/25/2029 (a)	1,472,115	1,371,764
2018-SB57, 3.88%, 08/25/2038 (a)	1,145,113	1,119,554
2020-SB71, 4.48%, SOFR30A + 0.814%, 11/25/2039 (a)	670,435	667,065
2020-SB76, 4.48%, SOFR30A + 0.814%, 04/25/2040 (a)	966,047	960,949
2020-SB80, 4.48%, SOFR30A + 0.814%, 09/25/2040 (a)	1,360,198	1,356,170
2026-SB126, 4.53%, 12/25/2035 (a)	1,999,203	1,968,960
2024-SB116, 4.68%, 09/25/2031 (a)	1,854,473	1,862,710
		15,283,350
GNMA Multifamily - 20.3%
2021-183, 1.75%, 01/16/2063	1,364,663	1,047,355
2023-145, 2.50%, 09/16/2065	3,734,960	3,063,586
2017-135, 2.60%, 08/16/2058	476,475	410,924
2017-74, 2.60%, 09/16/2058	383,318	324,689
2023-92, 3.50%, 10/16/2062 (a)	3,793,561	3,571,599
2023-74, 4.00%, 10/16/2055	1,646,688	1,588,291
2023-44, 4.00%, 08/16/2056	2,843,196	2,706,155
2023-16, 4.00%, 07/16/2063 (a)	1,907,889	1,853,602
2023-191, 4.00%, 05/16/2064 (a)	2,311,531	2,205,008
2024-12, 4.25%, 11/16/2036	1,733,632	1,672,979

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
2024-158, 4.50%, 09/16/2057	$1,922,548	$1,851,718
2025-217, 4.50%, 01/16/2058	1,395,762	1,381,200
2024-153, 4.50%, 03/16/2065	2,403,923	2,383,534
2024-12, 4.50%, 05/16/2065 (a)	2,992,111	2,893,787
16, 4.50%, 06/16/2067 (a)	3,241,926	3,132,105
2025-153, 4.65%, 12/16/2039	341,444	337,835
2025-54, 4.65%, 06/16/2040 (a)	1,567,439	1,565,576
2025-18, 4.65%, 01/16/2057	469,678	464,528
55, 4.75%, 04/16/2056	2,000,000	1,986,920
2025-213, 4.75%, 03/16/2057	1,993,844	1,986,949
2025-17, 4.75%, 05/16/2058 (a)	493,496	489,841
2025-184, 4.75%, 06/16/2058 (a)	995,455	989,513
2025-182, 4.75%, 05/16/2067 (a)	4,992,211	4,870,141
2025-16, 4.85%, 10/01/2037	2,328,706	2,323,634
2025-40, 5.00%, 08/16/2057	1,087,170	1,087,204
2024-193, 5.00%, 04/16/2062	3,689,216	3,677,206
2023-162, 5.00%, 03/16/2064 (a)	2,353,128	2,445,894
2024-54, 5.00%, 02/15/2065 (a)	1,731,864	1,700,702
2024-122, 5.00%, 05/16/2065 (a)	1,928,240	1,893,231
2024-72, 5.00%, 05/16/2065 (a)	967,991	944,236
2025-16, 5.00%, 06/01/2065	2,769,223	2,758,804
2025-109, 5.00%, 08/16/2066	3,000,000	2,909,476
2025-126, 5.55%, 05/16/2067 (a)	2,970,418	3,074,480
		65,592,702

GNMA Single Family - 0.2%
Pool G2 AU1835, 3.00%, 08/20/2046	300,804	268,695
Pool G2 AU1762, 3.50%, 07/20/2046	198,344	183,281
		451,976

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $302,799,233)		298,073,434

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
MUNICIPAL BONDS - 3.3%
Colorado - 0.2%
Colorado, Housing and Finance Authority, RB
6.17%, 11/01/2030	$440,000	$470,810

Florida - 0.5%
Florida, Housing Finance, RB
4.64%, 01/01/2028	565,000	571,503
4.84%, 01/01/2029	95,000	96,936
5.03%, 07/01/2030	95,000	97,983
Miami-Dade County, Housing Finance Authority, RB
2.90%, 08/01/2030	570,000	566,615
4.60%, 02/01/2042	500,000	491,350
		1,824,387
Maryland - 0.9%
Maryland, Department of Housing & Community
Development, RB
4.34%, 03/01/2027	300,000	301,140
4.34%, 09/01/2027	250,000	251,284
4.35%, 09/01/2026	200,000	200,351
4.36%, 03/01/2028	350,000	352,179
6.00%, 03/01/2055	1,460,000	1,523,738
		2,628,692
Nebraska - 0.0%
Nebraska, Investment Finance Authority, RB
4.89%, 03/01/2029	100,000	102,111
4.94%, 09/01/2029	100,000	102,439
5.10%, 03/01/2030	100,000	103,134
5.15%, 09/01/2030	100,000	103,214
		410,898

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
New Hampshire - 0.1%
New Hampshire, Housing Finance Authority, RB
4.25%, 01/01/2031	$500,000	$500,719

New Jersey - 0.4%
New Jersey, Housing & Mortgage Finance Agency, RB
5.21%, 05/01/2030	435,000	450,595
5.26%, 11/01/2030	445,000	462,292
5.30%, 05/01/2031	320,000	333,154
		1,246,041
New York - 0.7%
New York City, Housing Development Authority, RB
2.29%, 11/01/2030	415,000	382,135
5.29%, 02/01/2031	250,000	260,188
5.31%, 02/01/2033	250,000	259,128
5.33%, 08/01/2033	330,000	341,512
5.34%, 08/01/2031	250,000	260,590
5.37%, 08/01/2030	250,000	260,182
5.38%, 02/01/2032	250,000	259,815
		2,023,550
Virginia - 0.5%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	468,250
2.31%, 11/01/2031	500,000	452,449
2.46%, 11/01/2032	500,000	444,239
		1,364,938
TOTAL MUNICIPAL BONDS
(COST $10,463,653)		10,470,035

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
MORTGAGE-BACKED SECURITIES - 2.5%
BX Commercial Mortgage Trust
5.16%, TSFR1M + 1.490%, 01/17/2039 (a)(c)	$2,120,339	$2,119,676
5.51%, TSFR1M + 1.840%, 01/17/2039 (a)(c)	2,951,748	2,950,826
STWD Mortgage Trust
4.65%, TSFR1M + 0.972%, 11/15/2036 (a)(c)	3,000,000	2,996,250

TOTAL MORTGAGE-BACKED SECURITIES
(COST $7,971,133)		8,066,752

U.S. TREASURY OBLIGATIONS - 1.1%
U.S. Treasury Notes
3.50%, 12/15/2028	1,815,000	1,799,828
4.13%, 02/15/2036	1,800,000	1,773,281

TOTAL U.S. TREASURY OBLIGATIONS
(COST $3,570,130)		3,573,109

Description	Shares	Market Value
SHORT-TERM INVESTMENT - 0.9%
Fidelity Institutional Government Portfolio, Cl I, 3.53% (d)	3,054,679	3,054,679

TOTAL SHORT-TERM INVESTMENT
(COST $3,054,679)		3,054,679

TOTAL INVESTMENTS (COST $327,858,828) - 100.2%		323,238,009
OTHER ASSETS AND LIABILITIES - (0.2)%		(652,959)
NET ASSETS - 100.0%		$322,585,050

The Community Development Fund	March 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	30	Jun-2026	$6,240,373	$6,223,359	$(17,014)

Short Contracts
U.S. Long Treasury Bonds	(111)	Jun-2026	$(13,004,540)	$(12,640,125)	$364,415
Ultra 10-Year U.S. Treasury Notes	(111)	Jun-2026	(12,804,222)	(12,600,234)	203,988
			(25,808,762)	(25,240,359)	568,403
			$(19,568,389)	$(19,017,000)	$551,389

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(c)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at March 31, 2026 was $8,066,752 and represents 2.5% of Net Assets.

(d)	Rate shown is the 7-day effective yield as of March 31, 2026.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

RB — Revenue Bond

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month